Impairment of intangible assets and property, plant and equipment - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of operating segments | segment	3
Discount rate	410.00%
Perpetual growth rate	1530.00%
Operating margin rate	880.00%
Impairment of goodwill recognized | €	€ 0	€ 0	€ 0
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
After tax discount rates	7.25%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
After tax discount rates	8.25%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Uniform pre-tax discount rates	9.60%
Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Uniform impairment testing percentage	7.20%
Pharmaceuticals | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.00%
Pharmaceuticals | Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.25%
Pre-tax discount rates	9.50%
Consumer Healthcare | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	1.00%
Consumer Healthcare | Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.00%
Pre-tax discount rates	9.10%
Vaccines | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.00%
Vaccines | Cash-generating units | CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.25%
Pre-tax discount rates	9.90%